NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenues	[1]	$ 3,666	$ 2,503	$ 1,886
Non-controlling interests	[1]	680	495	525
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues		3,666	2,503	1,886
Non-controlling interests		680	530	525
Other Comprehensive Income (loss)		122	49	(22)
Net Income		321	302	300
Other Comprehensive Income (loss)		108	160	(79)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues		1,357	1,483	1,314
Non-controlling interests		318	455	506
Other Comprehensive Income (loss)		102	44	(2)
Net Income		135	202	225
Other Comprehensive Income (loss)		59	19	(1)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues		741	635	572
Non-controlling interests		20	19	19
Other Comprehensive Income (loss)		11	38	(20)
Net Income		78	78	75
Other Comprehensive Income (loss)		45	154	$ (78)
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Revenues		1,568	385
Non-controlling interests		342	56
Other Comprehensive Income (loss)		9	(33)
Net Income		108	22
Other Comprehensive Income (loss)		$ 4	$ (13)

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.